Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 25,440	$ 32,541	$ 31,287
Stock-based compensation expense, included in restructuring expense	2,136
Total stock-based compensation cost	27,576	32,541	31,287
Income tax (benefit)	(7,178)	(10,159)	(9,184)
Total stock-based compensation cost, net of tax	20,398	22,382	22,103
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 25,440	$ 32,541	$ 31,287